Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 01, 2023
Academy Veteran Impact ETF
Account Value [Line Items]
Account Value	$ 10,553	$ 10,358	$ 10,226	$ 10,067	$ 10,324	$ 10,205	$ 10,372	$ 10,389	$ 10,036	$ 9,570	$ 9,761	$ 10,007	$ 10,000
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Account Value	10,559	10,287	10,169	9,969	10,280	10,173	10,341	10,389	9,960	9,466	9,666	9,984	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,570	10,328	10,232	10,061	10,322	10,227	10,374	10,402	10,019	9,585	9,739	9,992	10,000
Academy Veteran Impact ETF (MKT)
Account Value [Line Items]
Account Value	$ 10,590	$ 10,413	$ 10,267	$ 10,100	$ 10,334	$ 10,236	$ 10,389	$ 10,398	$ 10,060	$ 9,605	$ 9,796	$ 10,065	$ 10,000